SunAmerica Asset
Management, LLC
2919 Allen Parkway
December 29, 2015	Houston, TX 77019

VIA EDGAR	713.831.1312
713.831.5931 Fax
louis.ducote@valic.com
Securities and Exchange Commission
100 F Street, N.E.	Louis O. Ducote
Washington, DC 20549	Counsel

Re:	VALIC Company II (the “Registrant”) –
CIK No. 0001062374
Registration File Nos. 333-53589 and 811-08789

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of the Registrant; and

(2) the text of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of the Registrant was filed electronically with the Securities and Exchange Commission on December 22, 2015.

Sincerely,

/s/ Louis O. Ducote
Louis O. Ducote

cc:	Kathleen D. Fuentes, Esq.

Thomas D. Peeney, Esq.